UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-07838)

American Select Portfolio Inc.

(Exact name of registrant as specified in charter)

800 Nicollet Mall

Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Jill M. Stevenson

800 Nicollet Mall Minneapolis, MN 55402

(Name and address of agent for service)

800-677-3863

Registrant’s telephone number, including area code

Date of fiscal year end: 08/31/13

Date of reporting period: 05/31/13

Item 1. Schedule of Investments.

Schedule of Investments     ½     May 31, 2013 (unaudited)

American Select Portfolio (SLA)

DESCRIPTION	DATE ACQUIRED	PAR	COST	VALUE ¶
(Percentages of each investment category relate to total net assets)
Whole Loans ¥ p — 37.3%
Commercial Loans — 26.4%
Clear Lake Central I, Webster, TX, 4.93%, 2/1/13 ¶ §	7/27/06	$6,895,716	$6,895,716	$6,895,716
George Gee Hummer, Liberty Lake, WA, 6.38%, 1/1/18 ¶	6/30/05	2,125,000	2,125,000	2,053,796
George Gee Pontiac I, Liberty Lake, WA, 6.40%, 1/1/18 ¶	6/30/05	4,675,000	4,675,000	4,523,282
George Gee Pontiac II, Liberty Lake, WA, 6.38%, 1/1/18 ¶	9/14/06	750,000	750,000	724,869
George Gee Porsche, Liberty Lake, WA, 6.38%, 1/1/18 ¶	9/14/06	2,500,000	2,500,000	2,416,230
Jamestown Medical Office Building, Jamestown, ND, 4.43%, 5/1/23	4/5/13	6,200,000	6,200,000	6,510,000
Mandala Agency Building, Bend, OR, 6.38%, 6/1/17	5/23/07	2,154,408	2,154,408	2,175,952
RL Stowe Portfolio, Belmont, NC & Chattanooga, TN, 2.93%, 11/1/12 ¶ §	10/12/07	7,118,560	7,118,560	4,135,883
Superior Ford Dealership, Plymouth, MN, 6.43%, 7/1/17	6/28/07	4,689,644	4,689,644	4,924,126

			37,108,328	34,359,854

Multifamily Loans — 10.9%
Briarhill Apartments I, Eden Prairie, MN, 6.90%, 9/1/15	8/11/03	3,923,680	3,923,680	4,002,154
Briarhill Apartments II, Eden Prairie, MN, 6.88%, 9/1/15	8/11/03	94,849	94,849	96,746
Highland House Apartments, Dallas, TX, 6.55%, 10/1/13	9/10/07	2,624,252	2,624,252	2,624,252
Keystone Crossings, Springdale, AZ, 8.15%, 7/5/16 ¶	6/27/07	4,875,000	4,875,000	4,271,606
NCH Multifamily Pool II, Rocky Point, Mexico, 11.93%, 8/1/14 ¶ ¿	10/1/07	5,400,000	5,522,432	3,137,400

			17,040,213	14,132,158

Total Whole Loans			54,148,541	48,492,012

Corporate Notes ¥ ¶ — 6.6%
Fixed Rate — 6.6%
Stratus Properties I, 7.25%, 3/31/15	12/28/00	5,000,000	5,000,000	5,050,000
Stratus Properties VII, 7.25%, 12/31/15	6/1/07	3,500,000	3,500,000	3,570,000

Total Corporate Notes			8,500,000	8,620,000

Corporate Bonds — 45.5%
Banking ☒ — 4.9%
Bank of America, Series MTN, 5.00%, 5/13/21		2,085,000	2,156,218	2,309,242
Morgan Stanley, 5.50%, 7/28/21		3,615,000	3,558,141	4,077,047

			5,714,359	6,386,289

Real Estate Investment Trusts — 40.6%
BioMed Realty, 4.25%, 7/15/22 ☒		3,368,000	3,531,698	3,496,550
Brandywine Operating Partnership, 3.95%, 2/15/23 ☒		2,320,000	2,311,348	2,297,658
CommonWealth REIT, 5.88%, 9/15/20		1,375,000	1,486,394	1,455,259
Developers Diversified Realty, 4.63%, 7/15/22 ☒		3,600,000	3,888,950	3,846,838
Digital Realty, 5.88%, 2/1/20		1,000,000	1,094,719	1,155,275
Digital Realty, 3.63%, 10/1/22 ☒		3,000,000	3,000,333	2,961,312
Duke Realty, 6.75%, 3/15/20 ☒		1,600,000	1,941,915	1,915,504
Equity One, 3.75%, 11/15/22		1,750,000	1,755,621	1,728,034
HCP, 3.15%, 8/1/22		2,000,000	1,981,228	1,947,042
Health Care REIT, 4.95%, 1/15/21		750,000	820,430	827,885
Health Care REIT, 5.25%, 1/15/22		1,750,000	1,971,039	1,970,383
Health Care REIT, 3.75%, 3/15/23		885,000	893,446	885,588
Healthcare Realty, 5.75%, 1/15/21 ☒		2,690,000	3,009,343	3,050,866
Highwoods Realty, 3.63%, 1/15/23		750,000	733,494	730,045
Hospitality Properties, 5.00%, 8/15/22		1,950,000	1,966,200	2,036,514

FIRST AMERICAN MORTGAGE FUNDS	2013 QUARTERLY REPORT

Schedule of Investments     |     May 31, 2013 (unaudited)

American Select Portfolio (SLA)

DESCRIPTION	PAR/ SHARES	COST	VALUE ¶
Kilroy Realty, 3.80%, 1/15/23	$1,000,000	$1,006,945	$993,601
Liberty Property, 3.38%, 6/15/23 ☒	2,500,000	2,484,241	2,426,295
Mack-Cali Realty, 7.75%, 8/15/19	725,000	874,393	916,620
National Retail Properties, 3.80%, 10/15/22	1,425,000	1,481,853	1,461,460
Post Apartment Homes, 3.38%, 12/1/22	1,515,000	1,514,062	1,497,405
Senior Housing Properties, 6.75%, 4/15/20	1,005,000	1,122,089	1,140,097
Senior Housing Properties, 6.75%, 12/15/21	340,000	392,185	389,582
Senior Housing Properties, 5.63%, 8/1/42	1,146,125	1,126,745	1,143,374
Ventas Realty, 3.25%, 8/15/22	3,175,000	3,124,995	3,107,296
Ventas Realty, 5.45%, 3/15/43	3,966,375	3,985,676	3,956,856
Vornado Realty, 5.00%, 1/15/22	875,000	914,292	963,617
Washington REIT, 3.95%, 10/15/22	1,100,000	1,138,728	1,128,816
Weingarten Realty Investors, 3.38%, 10/15/22 ☒	3,450,000	3,422,586	3,337,968

		52,974,948	52,767,740

Total Corporate Bonds		58,689,307	59,154,029

U.S. Government Agency Mortgage-Backed Securities — 14.0%
Fixed Rate — 14.0%
Federal Home Loan Mortgage Corporation,
5.50%, 1/1/18, #E93231	371,304	375,584	396,755
7.50%, 12/1/29, #C00896	96,707	95,482	116,381
5.00%, 5/1/39, #G05430	788,925	807,422	843,400
Federal National Mortgage Association,
5.00%, 11/1/17, #657356	115,219	115,442	123,352
6.50%, 6/1/29, #252497	270,541	269,314	305,442
7.50%, 5/1/30, #535289	27,632	26,998	31,980
8.00%, 5/1/30, #538266	13,573	13,456	14,250
5.00%, 11/1/33, #725027	989,033	1,008,103	1,074,947
5.00%, 7/1/39, #935588	1,031,399	1,050,769	1,114,388
4.50%, 3/1/40, #932669	1,286,182	1,297,750	1,374,633
4.00%, 12/1/40, #MA0583	1,358,311	1,371,782	1,432,514
3.50%, 2/1/41, #AE0828	1,984,297	2,055,265	2,056,515
3.50%, 3/1/41, #AE0981	2,736,473	2,839,886	2,836,067
3.50%, 2/1/42, #AB4514	2,048,843	2,091,953	2,123,410
3.50%, 4/1/42, #MA1027	2,005,282	2,076,915	2,078,264
3.50%, 8/1/42, #AL2417	2,154,709	2,308,900	2,233,130

Total U.S. Government Agency Mortgage-Backed Securities		17,805,021	18,155,428

Asset-Backed Security ■ — 0.7%
Other — 0.7%
321 Henderson Receivables I LLC, Series 2007-3A, Class A, 6.15%, 10/15/48	859,492	952,445	931,004

Preferred Stocks — 35.0%
Real Estate Investment Trusts — 35.0%
Alexandria Real Estate Equities, Series E ☒	143,250	3,612,290	3,796,125
Boston Properties, Series B	86,174	2,169,364	2,157,047
BRE Properties, Series D ☒	28,600	675,354	730,444
CommonWealth REIT, Series E ☒	137,698	3,565,063	3,566,241
Developers Diversified Realty, Series H ☒	6,305	129,253	160,021
Digital Realty, Series E ☒	140,000	3,500,000	3,753,400
Duke Realty, Series J	630	15,120	15,986
Duke Realty, Series K ☒	35,000	836,500	881,300
Duke Realty, Series L ☒	17,270	330,202	439,003
Equity Residential Properties, Series K ☒	18,000	991,800	1,145,250

FIRST AMERICAN MORTGAGE FUNDS     |     2013 QUARTERLY REPORT

Schedule of Investments     |     May 31, 2013 (unaudited)

American Select Portfolio (SLA)

DESCRIPTION	SHARES	COST	VALUE ¶
Health Care REIT, Series J ☒	111,170	$2,893,609	$2,974,909
Hospitality Properties, Series C ☒	59,227	1,468,132	1,504,739
Hospitality Properties, Series D	44,420	1,204,560	1,166,913
Kimco Realty, Series I	27,000	714,150	720,563
Kimco Realty, Series J	88,000	2,203,750	2,222,880
Kimco Realty, Series K	30,000	753,100	756,300
National Retail Properties, Series D ☒	138,240	3,478,920	3,583,181
PS Business Parks, Series S ☒	48,000	1,276,800	1,250,832
PS Business Parks, Series T ☒	62,000	1,568,100	1,587,200
PS Business Parks, Series V	8,700	217,326	216,195
Public Storage, Series P	11,400	300,960	300,960
Public Storage, Series Q ☒	16,000	402,880	430,080
Public Storage, Series R ☒	32,500	831,375	859,625
Public Storage, Series T	7,715	199,819	197,813
Public Storage, Series U	14,030	365,481	356,081
Public Storage, Series V	23,288	590,351	585,926
Public Storage, Series W	7,015	177,129	174,393
Realty Income, Series E ☒	78,820	1,895,012	2,041,359
Realty Income, Series F	30,000	806,000	789,900
Regency Centers, Series F ☒	122,326	3,311,070	3,291,793
Regency Centers, Series G	14,400	365,472	364,320
Vornado Realty, Series G ☒	40,000	998,000	1,020,800
Vornado Realty, Series I ☒	24,000	596,400	610,080
Vornado Realty, Series K	60,715	1,554,125	1,550,661
Vornado Realty, Series L	16,000	394,400	392,320

Total Preferred Stocks		44,391,867	45,594,640

Total Unaffiliated Investments		184,487,181	180,947,113

Short-Term Investment — 1.8%
First American Prime Obligations Fund, Class Z, 0.00% W	2,392,672	2,392,672	2,392,672

Total Investments ▲ — 140.9%		$186,879,853	$183,339,785

Other Assets and Liabilities, Net — (40.9)%			(53,205,682)

Total Net Assets — 100.0%			$130,134,103

FIRST AMERICAN MORTGAGE FUNDS     |     2013 QUARTERLY REPORT

Schedule of Investments     |     May 31, 2013 (unaudited)

American Select Portfolio (SLA)

¶	The fund’s investments in whole loans (multifamily and commercial), are generally not traded in any organized market and therefore, market quotations are not readily available. These investments are valued at fair value according to procedures adopted by the fund’s board of directors, as further described below.

Security valuations for the fund’s investments (other than whole loans) are generally furnished by an independent pricing service that has been approved by the fund’s board of directors. Investments in equity securities that are traded on a national securities exchange (or reported on the Nasdaq national market system) are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the fund utilizes the Nasdaq Official Closing Price which compares the last trade to the bid/ask price of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask price will be the closing price. If the last trade is below the bid, then the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Investments in open-end funds are valued at their net asset values on the valuation date.

Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost which approximates market value.

The following investment vehicles, when held by the fund, are priced as follows: exchange listed futures and options on futures are priced at their last sale price on the exchange on which they are principally traded, as determined by U.S. Bancorp Asset Management, Inc. (“USBAM”) on the day the valuation is made. If there were no sales on that day, futures and options on futures will be valued at the last reported bid price. Options on securities and indices traded on Nasdaq or listed on a stock exchange are valued at the last sale price on Nasdaq or on any exchange on the day the valuation is made. If there were no sales on that day, the options will be valued at the last sale price on the previous valuation date. Last sale prices are obtained from an independent pricing service. Swaps and over-the-counter options on securities and indices are valued at the quotations received from an independent pricing service, if available.

When market quotations are not readily available, securities are internally valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors.

The fund’s investments in real estate acquired through foreclosure are valued at fair value according to procedures adopted by the fund’s board of directors, as further described below.

As of May 31, 2013, the fund held internally fair valued securities which are disclosed in footnote ¥.

¥	Securities purchased as part of a private placement which have not been registered with the U.S. Securities and Exchange Commission under the Securities Act of 1933 and which are considered to be illiquid. These securities are fair valued in accordance with the board approved valuation procedures. On May 31, 2013, the total fair value of these securities was $57,112,012 or 43.9% of total net assets.

p	Interest rates on commercial and multifamily loans are the net coupon rates in effect (after reducing the coupon rate by any mortgage servicing fees paid to mortgage servicers) on May 31, 2013. For participating loans, the rates are based on the annual cash flow payments expected at the time of purchase.

¶	Interest Only — Represents securities that entitle holders to receive only interest payments on the mortgage. Principal balance on the loan is due at maturity. The interest rate disclosed represents the net coupon rate in effect as of May 31, 2013.

§	Loan has matured or will mature in the next couple of months and the fund is anticipating payoff or refinancing. Unless disclosed otherwise, the loan continues to make monthly payments.

Participating Loan — A participating loan is one which contains provisions for the fund to participate in the income stream provided by the property, including net cash flows and capital proceeds. Monthly cash flow proceeds are only required to the extent excess cash flow is generated by the property as determined by the loan documents.

¿	Loan is currently in default with regards to scheduled interest and/or principal payments.

☒	Securities pledged as collateral for outstanding borrowings under a loan agreement with Bank of America, N.A. On May 31, 2013, securities valued at $63,345,662 were pledged as collateral for the following outstanding borrowings:

Amount	Rate*	Accrued Interest
$36,700,000	1.05%	$1,067

*	Interest rate as of May 31, 2013. Rate is based on one-month London Interbank Offered Rate (“LIBOR”) plus 0.85%.

FIRST AMERICAN MORTGAGE FUNDS     |     2013 QUARTERLY REPORT

Schedule of Investments     |     May 31, 2013 (unaudited)

American Select Portfolio (SLA)

Description of collateral:

Corporate Bonds

Bank of America, Series MTN, 5.00%, 5/13/21, $2,085,000 par

Morgan Stanley, 5.50%, 7/28/21, $3,615,000 par

BioMed Realty, 4.25%, 7/15/22, $3,368,000 par

Brandywine Operating Partnership, 3.95%, 2/15/23, $2,320,000 par

Developers Diversified Realty, 4.63%, 7/15/22, $3,600,000 par

Digital Realty, 3.63%, 10/1/22, $3,000,000 par

Duke Realty, 6.75%, 3/15/20, $1,600,000 par

Healthcare Realty, 5.75%, 1/15/21, $2,690,000 par

Liberty Property, 3.38%, 6/15/23, $2,500,000 par

Weingarten Realty Investors, 3.38%, 10/15/22, $3,450,000 par

Preferred Stocks

Alexandria Real Estate Equities, Series E, 143,250 shares

BRE Properties, Series D, 28,600 shares

CommonWealth REIT, Series E, 137,698 shares

Developers Diversified Realty, Series H, 6,305 shares

Digital Realty, Series E, 140,000 shares

Duke Realty, Series K, 35,000 shares

Duke Realty, Series L, 17,270 shares

Equity Residential Properties, Series K, 18,000 shares

Health Care REIT, Series J, 111,170 shares

Hospitality Properties, Series C, 59,227 shares

National Retail Properties, Series D, 138,240 shares

PS Business Parks, Series S, 48,000 shares

PS Business Parks, Series T, 62,000 shares

Public Storage, Series Q, 16,000 shares

Public Storage, Series R, 32,500 shares

Realty Income, Series E, 78,820 shares

Regency Centers, Series F, 122,326 shares

Vornado Realty, Series G, 40,000 shares

Vornado Realty, Series I, 24,000 shares

a	Securities pledged as collateral for outstanding reverse repurchase agreements. On May 31, 2013, securities valued at $18,155,428 were pledged as collateral for the following outstanding reverse repurchase agreements:

Amount	Acquisition Date	Rate*	Due	Accrued Interest	Name of Broker and Description of Collateral
$17,502,000	5/10/13	0.37%	6/10/13	$3,958	(1)

*	Interest rate as of May 31, 2013. Rate is based on one-month LIBOR plus a spread and reset monthly.

Name of broker and description of collateral:

(1)	Goldman Sachs:

Federal Home Loan Mortgage Corporation, 5.50%, 1/1/18, $371,304 par

Federal Home Loan Mortgage Corporation, 7.50%, 12/1/29, $96,707 par

Federal Home Loan Mortgage Corporation, 5.00%, 5/1/39, $788,925 par

Federal National Mortgage Association, 5.00%, 11/1/17, $115,219 par

Federal National Mortgage Association, 6.50%, 6/1/29, $270,541 par

Federal National Mortgage Association, 7.50%, 5/1/30, $27,632 par

Federal National Mortgage Association, 8.00%, 5/1/30, $13,573 par

Federal National Mortgage Association, 5.00%, 11/1/33, $989,033 par

Federal National Mortgage Association, 5.00%, 7/1/39, $1,031,399 par

Federal National Mortgage Association, 4.50%, 3/1/40, $1,286,182 par

Federal National Mortgage Association, 4.00%, 12/1/40, $1,358,311 par

Federal National Mortgage Association, 3.50%, 2/1/41, $1,984,297 par

Federal National Mortgage Association, 3.50%, 3/1/41, $2,736,473 par

Federal National Mortgage Association, 3.50%, 2/1/42, $2,048,843 par

Federal National Mortgage Association, 3.50%, 4/1/42, $2,005,282 par

Federal National Mortgage Association, 3.50%, 8/1/42, $2,154,709 par

FIRST AMERICAN MORTGAGE FUNDS     |     2013 QUARTERLY REPORT

Schedule of Investments     |     May 31, 2013 (unaudited)

American Select Portfolio (SLA)

The fund has entered into a lending commitment with Goldman Sachs. The monthly agreement permits the fund to enter into reverse repurchase agreements using U.S. Government Agency Mortgage-Backed Securities as collateral.

■	Securities purchased within terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, which may be sold only to dealers in that program or other “qualified institutional buyers”. On May 31, 2013, the total fair value of these investments was $931,004 or 0.7% of total net assets.

W	Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for the fund. The rate shown is the annualized seven-day effective yield as of May 31, 2013.

▲	On May 31, 2013, the cost of investments for federal income tax purposes was approximately $186,879,853. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$3,514,836
Gross unrealized depreciation	(7,054,904)

Net unrealized depreciation	$(3,540,068)

REIT — Real Estate Investment Trust

Summary of Fair Value Exposure

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a three-tier fair value hierarchy for observable and unobservable inputs used in measuring fair value. Observable inputs reflect the assumptions market participants would use in pricing an asset or liability and are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. Fair value inputs are summarized in the three broad levels listed below:

Level 1	—	Quoted prices in active markets for identical securities.

Level 2	—	Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).

Level 3	—	Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities that are not traded in any organized market, or for which there are significant unobservable fair value inputs available such as the funds’ investments in whole loans.

The fair value levels are not necessarily an indication of the risk associated with investing in these investments.

As of May 31, 2013, the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Investments
Whole Loans	$—	$—	$48,492,012	$48,492,012
Corporate Notes	—	—	8,620,000	8,620,000
Corporate Bonds	5,100,230	54,053,799	—	59,154,029
U.S. Government Agency Mortgage-Backed Securities	—	18,155,428	—	18,155,428
Asset-Backed Security	—	931,004	—	931,004
Preferred Stocks	45,594,640	—	—	45,594,640
Short-Term Investment	2,392,672	—	—	2,392,672

Total Investments	$53,087,542	$73,140,231	$57,112,012	$183,339,785

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Whole Loans	Corporate Notes	Total Fair Value
Balance as of August 31, 2012	$54,515,670	$16,781,250	$71,296,920
Accrued discounts/premiums	—	—	—
Realized gain (loss)	(2,304,381)	—	(2,304,381)

FIRST AMERICAN MORTGAGE FUNDS     |     2013 QUARTERLY REPORT

Schedule of Investments     |     May 31, 2013 (unaudited)

American Select Portfolio (SLA)

Net change in unrealized appreciation or depreciation	4,803,680	20,000	4,823,680
Purchases	6,208,551	—	6,208,551
Sales	(14,731,508)	(8,181,250)	(22,912,758)

Balance as of May 31, 2013	$48,492,012	$8,620,000	$57,112,012

Net change in unrealized appreciation or depreciation during the period of Level 3 investments held as of May 31, 2013	$1,029,237	$20,000	$1,049,237

During the period ended May 31, 2013, the fund recognized no transfers between valuation levels 1 and 2.

Valuation Methodologies for Fair Value Measurements Categorized within Levels 2 and 3

U.S. Government Agency Mortgage-Backed Securities and Corporate Bonds

U.S. government agency mortgage-backed securities and corporate bonds are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions.

Commercial and Multifamily Whole Loans

Commercial and multifamily whole loans are analyzed using a pricing methodology designed to incorporate, among other things, the present value of the projected stream of cash flows on such investments (the “discounted cash flow” methodology). For commercial and multifamily whole loans, this pricing methodology takes into account a number of relevant factors, including changes in prevailing interest rates, yield spreads, the borrower’s creditworthiness (i.e. the debt service coverage ratio), lien position, delinquency status, and the projected rate of prepayments. For first lien loans, if the resulting price from the discounted cash flow methodology is lower than the current average loss recovery on commercial mortgage-backed securities (the “price floor”), the loan will be fair valued at the price floor (the “price floor” methodology). In addition, for all loans, if the resulting price from the discounted cash flow methodology is above the loan’s par value plus any prepayment penalty (the “price ceiling”), the loan will be fair valued at the price ceiling (the “anticipated recovery rate” methodology). Newly purchased loans are fair valued at cost and subsequently analyzed using the discounted cash flow methodology. Loans with a pending short payoff will be fair valued at the anticipated recovery rate. Valuations of commercial and multifamily whole loans are determined no less frequently than weekly. Although USBAM believes the pricing methodologies to be reasonable and appropriate, the actual values that may be realized upon the sale of whole loans can only be determined in negotiations between the fund and third parties.

The significant unobservable inputs used in the determination of fair value using the discounted cash flow methodology for commercial and multifamily whole loans include yield spreads and debt service coverage ratios. Significant increases (decreases) in yield spreads would result in lower (higher) fair values. A significant decrease (increase) in the debt service coverage ratio of a loan’s borrower could result in lower (higher) fair values.

Single Family Whole Loans

Single family whole loans are analyzed using the discounted cash flow methodology. For single family whole loans, the pricing methodology takes into account a number of relevant factors, including changes in prevailing interest rates, yield spreads, delinquency status, loan to value, lien position, and prepayment speeds. If the resulting price from the discounted cash flow methodology is above 103% of the loan’s par value (the “price ceiling”), the loan will be fair valued at the price ceiling (the “price ceiling” methodology). Valuations of single family whole loans are determined no less frequently than weekly. Although USBAM believes the pricing methodologies to be reasonable and appropriate, the actual values that may be realized upon the sale of whole loans can only be determined in negotiations between the fund and third parties.

The significant unobservable input used in the determination of fair value using the discounted cash flow methodology for single family whole loans is the yield spread. Significant increases (decreases) in yield spreads would result in lower (higher) fair values.

Corporate Notes

Corporate notes are analyzed using the discounted cash flow methodology. For corporate notes, the pricing methodology takes into account changes in prevailing interest rates and yield spreads. If the resulting price from the discounted cash flow methodology is above the note’s par value plus any prepayment penalty (the “price ceiling”), the note will be fair valued at the price ceiling (the “price ceiling” methodology). Currently all corporate notes are fair valued at the price ceiling. Valuations of corporate notes are determined no less frequently than weekly. Although USBAM believes the pricing methodologies to be reasonable and appropriate, the actual values that may be realized upon the sale of corporate notes can only be determined in negotiations between the fund and third parties.

The significant unobservable input used in the determination of fair value using the discounted cash flow methodology for corporate notes is the yield spread. Significant increases (decreases) in yield spreads would result in lower (higher) fair values.

For commercial, multifamily and single family whole loans and corporate notes, if USBAM concludes that the fundamentals of a loan or its underlying collateral do not support the use of the discounted cash flow, price ceiling or price floor methodologies, a fair value determination may be made by the USBAM valuation committee as described below.

Quantitative Information about Level 3 Fair Value Measurements

FIRST AMERICAN MORTGAGE FUNDS     |     2013 QUARTERLY REPORT

Schedule of Investments     |     May 31, 2013 (unaudited)

American Select Portfolio (SLA)

	Fair Value at May 31, 2013	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
SLA
Commercial & Multifamily Whole Loans	$13,989,783	Discounted Cash Flow	Yield Spread Debt Service Coverage Ratio	2.22% – 2.48% (2.40%) 0.99 – 1.00 (1.00)
Commercial & Multifamily Whole Loans, Corporate Notes	35,848,946	Price Ceiling	N/A	N/A
Commercial & Multifamily Whole Loans	7,273,283	Price Floor	Loss Severity	41.9%

Valuation Process for Fair Value Measurements Categorized within Level 3

The fund’s board of directors (the “board”) has adopted policies and procedures for the valuation of the fund’s investments (the “valuation procedures”). The valuation procedures establish a valuation committee consisting of representatives from USBAM investment management, legal, treasury and compliance departments (the “valuation committee”). The board has authorized the valuation committee to make fair value determinations in accordance with the valuation procedures. The audit committee of the board meets on a regular basis to, among other things, review fair value determinations made by the valuation committee, monitor the appropriateness of any previously determined fair value methodology, and approve in advance any proposed changes to such methodology, and present such changes for ratification by the board.

FIRST AMERICAN MORTGAGE FUNDS     |     2013 QUARTERLY REPORT

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Select Portfolio Inc.

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President

Date:	July 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President

Date:	July 30, 2013

By:	/s/ Jill M. Stevenson
Jill M. Stevenson
Treasurer

Date:	July 30, 2013